FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  05/31/10_

Item 1. Schedule of Investments.

Templeton China World Fund
Statement of Investments, May 31, 2010 (unaudited)

		Country	Shares	Value

	Common Stocks 98.8%
	Air Freight & Logistics 0.2%
	Sinotrans Ltd., H	China	8,192,000	$1,830,638

	Auto Components 1.3%
	Cheng Shin Rubber Industry Co. Ltd.	Taiwan	5,389,065	11,270,036

	Automobiles 4.0%
	Chongqing Changan Automobile Co. Ltd., B	China	7,507,924	4,724,755
	Denway Motors Ltd.	China	6,988,000	2,961,625
	Dongfeng Motor Corp., H	China	12,299,478	14,958,910
	Great Wall Motor Co. Ltd., H	China	4,517,538	8,110,960
	Jiangling Motors Corp. Ltd., B	China	2,853,195	5,130,064

				35,886,314

	Beverages 0.3%
	Yantai Changyu Pioneer Wine Co. Ltd., B	China	358,600	3,048,818

	Chemicals 0.3%
[a,b]	Yingde Gases Group Co. Ltd., 144A	Hong Kong	2,826,000	2,914,412

	Commercial Banks 11.1%
	Bank of China Ltd., H	China	66,866,000	33,319,645
[a]	Bank of China Ltd., H, 144A	China	4,752,000	2,367,944
	BOC Hong Kong (Holdings) Ltd.	China	7,077,000	15,960,151
	China Construction Bank Corp., H	China	30,168,230	24,409,207
[a,b]	China Minsheng Banking Corp. Ltd., H, 144A	China	4,780,000	4,806,766
	Industrial and Commercial Bank of China Ltd., H	China	25,705,000	19,048,321

				99,912,034

	Commercial Services & Supplies 0.1%
[b]	Fook Woo Group Holdings Ltd.	China	2,400,000	616,459

	Communications Equipment 0.5%
	HTC Corp.	Taiwan	139,000	1,890,122
	ZTE Corp., H	China	821,612	2,732,938

				4,623,060

	Computers & Peripherals 3.6%
[c]	Asustek Computer Inc.	Taiwan	1,473,660	13,364,857
	Lite-On IT Corp.	Taiwan	11,868,076	13,300,110
[b,c]	Pegatron Corp.	Taiwan	3,966,377	2,602,631
	Simplo Technology Co. Ltd.	Taiwan	610,000	3,441,857

				32,709,455

	Construction Materials 0.5%
	Asia Cement China Holdings Corp.	China	3,837,500	1,754,533
[b]	Huaxin Cement Co. Ltd., B	China	1,224,758	2,471,562

				4,226,095

	Distributors 1.1%
	Dah Chong Hong Holdings Ltd.	Hong Kong	14,612,563	9,026,820
	Sichuan Xinhua Winshare Chainstore Co. Ltd.	China	1,992,000	959,365

				9,986,185

	Diversified Telecommunication Services 0.3%
	China Telecom Corp. Ltd., H	China	2,195,833	1,006,771
	China Unicom (Hong Kong) Ltd.	China	1,244,168	1,524,371

				2,531,142

	Electric Utilities 1.9%
	Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	4,818,548	17,389,448

Quarterly Statement of Investments   See Notes to Statements of Investments.

Templeton China World Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Country	Shares	Value

	Electrical Equipment 0.3%
	Dongfang Electric Co. Ltd., H	China	904,400	$3,008,317

	Electronic Equipment, Instruments & Components 1.8%
[b]	China Security & Surveillance Technology Inc.	United States	442,100	2,069,028
	Hon Hai Precision Industry Co. Ltd.	Taiwan	379,000	1,475,008
	Synnex Technology International Corp.	Taiwan	5,654,477	12,196,277

				15,740,313

	Energy Equipment & Services 0.0%[d]
	Anhui Tianda Oil Pipe Co. Ltd., H	China	1,083,000	400,575

	Food & Staples Retailing 10.4%
	Beijing Jingkelong Co. Ltd., H	China	3,165,571	3,171,100
	China Resources Enterprise Ltd.	Hong Kong	5,108,000	17,646,820
	Dairy Farm International Holdings Ltd.	Hong Kong	10,138,076	64,072,640
	President Chain Store Corp.	Taiwan	2,908,259	8,318,403

				93,208,963

	Food Products 2.8%
	China Foods Ltd.	China	9,352,000	6,425,717
	China Yurun Food Group Ltd.	China	1,254,000	3,390,103
	People’s Food Holdings Ltd.	China	3,602,000	1,556,245
[a]	Shenguan Holdings Group Ltd., 144A	China	11,126,000	9,916,578
	Uni-President Enterprises Corp.	Taiwan	1,205,741	1,251,347
	Xiwang Sugar Holdings Co. Ltd.	Hong Kong	12,114,439	2,800,523

				25,340,513

	Hotels, Restaurants & Leisure 0.5%
	NagaCorp Ltd.	Cambodia	17,658,548	2,086,441
	SJM Holdings Ltd.	Hong Kong	2,710,000	1,942,079

				4,028,520

	Independent Power Producers & Energy Traders 1.9%
	Datang International Power Generation Co. Ltd., H	China	28,322,640	11,094,222
	Guangdong Electric Power Development Co. Ltd., B	China	7,002,559	3,687,262
	Huaneng Power International Inc., H	China	4,158,776	2,291,322

				17,072,806

	Industrial Conglomerates 2.1%
	Shanghai Industrial Holdings Ltd.	China	4,532,253	19,033,786

	Insurance 2.7%
	China Life Insurance Co. Ltd., H	China	5,507,000	24,223,614

	Internet Software & Services 0.7%
[b]	Sohu.com Inc.	China	140,075	6,191,315

	IT Services 0.3%
	Travelsky Technology Ltd., H	China	3,281,294	2,275,633

	Leisure Equipment & Products 0.2%
	Yorkey Optical International Cayman Ltd.	Hong Kong	7,933,000	1,467,112

	Machinery 1.2%
	China National Materials Co. Ltd., H	China	2,414,000	1,364,122
	Lonking Holdings Ltd.	China	12,136,000	7,450,180
	Shin Zu Shing Co. Ltd.	Taiwan	264,616	905,766
	Zhongde Waste Technology AG	Germany	36,266	607,995

				10,328,063

	Marine 1.5%
	China Shipping Development Co. Ltd., H	China	7,322,000	10,043,018

Templeton China World Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Country	Shares	Value

	Sinotrans Shipping Ltd.	Hong Kong	9,284,500	$3,744,135

				13,787,153

	Metals & Mining 3.1%
	Angang Steel Co. Ltd., H	China	11,460,000	16,189,767
	China Molybdenum Co. Ltd., H	China	1,106,000	713,054
	China Zhongwang Holdings Ltd.	China	1,988,400	1,496,458
	Jiangxi Copper Co. Ltd., H	China	4,696,000	9,323,970

				27,723,249

	Office Electronics 0.1%
[b]	Kinpo Electronics Inc.	Taiwan	2,372,201	641,436

	Oil, Gas & Consumable Fuels 28.2%
	China Coal Energy Co., H	China	7,355,000	10,107,174
	China Petroleum and Chemical Corp., H	China	68,233,395	54,243,902
	China Shenhua Energy Co. Ltd., H	China	8,344,500	33,650,635
	CNOOC Ltd.	China	41,286,000	66,066,932
	PetroChina Co. Ltd., H	China	42,819,903	46,909,197
	Yanzhou Coal Mining Co. Ltd., H	China	17,954,000	41,643,024

				252,620,864

	Pharmaceuticals 0.3%
	Tong Ren Tang Technologies Co. Ltd., H	China	1,509,000	2,918,620

	Real Estate Management & Development 3.6%
	Agile Property Holdings Ltd.	China	3,068,000	3,305,831
	Cheung Kong (Holdings) Ltd.	Hong Kong	532,690	6,071,642
	Hopewell Holdings Ltd.	Hong Kong	5,730,500	15,565,611
	Soho China Ltd.	China	13,105,645	7,001,886

				31,944,970

	Semiconductors & Semiconductor Equipment 4.5%
	MediaTek Inc.	Taiwan	538,062	8,796,700
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	16,845,330	31,700,183

				40,496,883

	Software 0.3%
[b]	Shanda Interactive Entertainment Ltd., ADR	China	55,800	2,288,358

	Specialty Retail 0.8%
[b]	GOME Electrical Appliances Holdings Ltd.	Hong Kong	18,580,880	5,727,180
[b]	I.T Ltd.	Hong Kong	8,643,264	1,465,261

				7,192,441

	Textiles, Apparel & Luxury Goods 1.1%
	Anta Sports Products Ltd.	China	4,143,855	7,120,721
	Victory City International Holdings Ltd.	Hong Kong	8,586,022	1,554,800
	Weiqiao Textile Co. Ltd., H	China	2,130,500	1,335,256

				10,010,777

	Transportation Infrastructure 1.2%
	Cosco Pacific Ltd.	China	6,254,610	7,711,427
	Sichuan Expressway Co. Ltd., H	China	6,662,000	3,482,269

				11,193,696

	Wireless Telecommunication Services 4.0%
	China Mobile Ltd.	China	3,771,270	35,720,123

	Total Common Stocks (Cost $584,189,275)			885,802,196

	Short Term Investments (Cost $710,956) 0.1%
	Money Market Funds 0.1%
[e]	Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	710,956	710,956

Templeton China World Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Country	Shares	Value

Total Investments (Cost $584,900,231) 98.9%			886,513,152
Other Assets, less Liabilities 1.1%			9,987,359

Net Assets 100.0%			$896,500,511

[a]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $20,005,700, representing 2.23% of net assets.

[b]	Non-income producing.

[c]	Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2010, the aggregate value of these securities was $15,967,488, representing 1.78% of net assets.

[d]	Rounds to less than 0.1% of net assets.

[e]	The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund’s investment manager. The rate shown is the annualized seven-day yield at period end.
Selected Portfolio
ADR   American Depository Receipt

Templeton China World Fund
Notes to Statement of Investments (unaudited)
1. ORGANIZATION
Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.
2. FINANCIAL INSTRUMENT VALUATION
The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.
Additionally, for certain equity securities, the Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.
The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.
Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Fund. As a result, variances may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
Investments in open-end mutual funds are valued at the closing net asset value.
3. INCOME TAXES
At May 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$588,641,925

Unrealized appreciation	$336,745,327
Unrealized depreciation	(38,874,100)

Net unrealized appreciation (depreciation)	$297,871,227

4. FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments:[a]
Computers & Peripherals	$16,741,967	$—	$15,967,488	$32,709,455
All other Equity Investments[b]	853,092,741	—	—	853,092,741
Short Term Investments	710,956	—	—	710,956

Total Investments in Securities	$870,545,664	$—	$15,967,488	$886,513,152

[a]	Includes common stock.

[b]	For detailed industry descriptions, see the accompanying Statement of Investments.
At May 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Net Change in
Unrealized
Appreciation
		Net	Net Change in				(Depreciation)
	Balance at	Realized	Unrealized	Net	Transfer In	Balance at	on Assets
	Beginning	Gain	Appreciation	Purchases	(Out of)	End of	Held at Period
	of Year	(Loss)	(Depreciation)	(Sales)	Level 3	Period	End

Assets:
Investments in Securities:
Computers & Peripherals	$—	$—	$1,052,561	$—	$14,914,927	$15,967,488	$1,052,561
5. NEW ACCOUNTING PRONOUNCEMENTS
In January 2010, the Financial Accounting Standards Board issued an (ASU) which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.
6.	SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of statement of investments and determined that no events have occurred that require disclosure.
For information on the Fund’s policy regarding other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  July 27, 2010

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date  July 27, 2010